Benefit from Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of (Benefit) Provision for Income Taxes
The (benefit) provision for income taxes consisted of the following as of the dates presented:

	As of December 31,
	2022	2021
Current taxes
Federal (benefit) provision	$7	$(919)
State (benefit) provision	(75)	(474)
Foreign provision	(110)	134

Total current (benefit) provision	(178)	(1,259)
Deferred taxes
Federal benefit	(32,725)	(19,425)
State benefit	(12,632)	(8,227)
Foreign benefit	(2,949)	(1,877)
Valuation allowance	45,230	22,899

Total deferred benefit	(3,076)	(6,630)

Total benefit from income taxes	$(3,254)	$(7,889)

Schedule of Reconciliation Between U.S. Federal Statutory Income Tax Rate to Estimated Annual Effective Tax
The reconciliation between the U.S. federal statutory income tax rate to the Company’s estimated annual effective tax for the periods presented is as follows:

	Year Ended December 31,
	2022	2021
U.S. Federal provision at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	0.5%	3.3%
Effects of rate other than statutory	(0.2)%	0.0%
AHYDO interest disallowance	(0.5)%	(1.1)%
Warrant revaluation	1.5%	0.0%
Nondeductible expenses from recapitalization	(4.4)%	0.0%
Others	0.1%	(0.2)%
Change in valuation allowance	(16.5)%	(16.3)%

Effective tax rate	1.5%	6.7%

Schedule of Total Tax Provision (Benefit) for Income Taxes
The total tax provision (benefit) for income taxes consisted of the following for the periods presented:

	Year Ended December 31,
	2022	2021
Continuing operations	$(3,254)	$(7,889)
Accumulated deficit (a)	—	803
Additional paid-in capital	—	—

Total income tax benefit	$(3,254)	$(7,086)

(a)
The tax provision allocated to accumulated deficit represents the cumulative tax effect of the Company’s adoption of ASC 606 on January 1, 2020, net of the associated impact on the valuation allowance.

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities were as follows as of the dates presented:

	As of December 31,
	2022	2021
Deferred tax assets
Deferred financing costs	$—	$680
Stock compensation	6,389	395
Section 163(j) interest limitation	27,686	21,391
Disallowed original issue discount interest	1,092	6,741
Deferred rent	104	3,942
Deferred state income tax	—	348
Deferred revenue	6,378	4,186
Reserves and accruals	3,855	611
Sublease loss liability	—	860
Capitalized research and development	5,197	—
Lease liability	9,110	—
Federal net operating loss carryforward	30,966	26,398
State net operating loss carryforward	8,202	8,494
Foreign net operating loss carryforward	4,563	1,755
Other deferred tax assets	782	363

Total deferred tax assets	104,324	76,164

Deferred tax liabilities
Basis difference in fixed assets	(1,772)	(2,024)
Basis difference in intangibles assets and goodwill	(23,584)	(27,880)
Debt discount and derivative liabilities	(273)	(17,655)
Deferred financing costs	(319)	—
Right of use asset	(5,158)	—
Other deferred tax liabilities	(2,418)	(1,180)

Total deferred tax liabilities	(33,524)	(48,739)

Valuation allowance	(71,514)	(30,908)

Net deferred tax liabilities	$(714)	$(3,483)

Summary of Activities Relating to Unrecognized Tax Benefits	The Company has the following activities relating to unrecognized tax benefits for the periods presented:

	Years Ended December 31,
	2022	2021
Beginning balances at December 31, 2021 and 2020	$728	$110
Gross increases — tax positions in prior periods	—	639
Gross decreases — tax positions in prior periods	—	(21)
Gross increases — tax positions in current periods	—	—
Settlements	—	—
Lapses in statutes of limitations	(89)	—

Ending balances at December 31, 2022 and 2021	$639	$728